Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended		14 Months Ended	15 Months Ended	18 Months Ended
	Oct. 25, 2024	Jul. 11, 2024	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2025
T-REX 2X LONG BITCOIN DAILY TARGET ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										T-REX 2X Long Bitcoin Daily Target ETF
Accumulated Value		$ 10,000		$ 10,529		$ 20,319		$ 14,708			$ 22,033		$ 23,415	$ 12,320
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										T-REX 2X Inverse Bitcoin Daily Target ETF
Accumulated Value		10,000		6,121		2,374		2,549			1,393		1,132	1,684
T-Rex 2X Long Ether Daily Target ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										T-REX 2X Long Ether Daily Target ETF
Accumulated Value	$ 10,000		$ 15,409		$ 3,939		$ 5,380		$ 13,882			$ 5,796
T-Rex 2X Inverse Ether Daily Target ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										T-REX 2X Inverse Ether Daily Target ETF
Accumulated Value	10,000		3,914		8,406		2,986		659			869
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500® Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,153	$ 10,349	$ 9,719	$ 10,598	$ 10,783	$ 10,145	$ 11,659		$ 11,256	$ 11,968	$ 12,170	$ 12,493